DEBT FACILITIES - Narrative (Details) $ in Millions, $ in Millions	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CAD ($)	Feb. 29, 2024 USD ($)	Mar. 31, 2023 CAD ($)
Canadian dollar, Series 1, fixed rate - 5.541%
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 400.0		$ 400.0
Interest rate (in percent)	5.541%	5.541%		5.541%
USD $175 million term loan maturing 2024
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 175.0
USD $50 million term loan maturing 2022
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 50.0